Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Entity Central Index Key	0001718405